Fair Value Measurements (Schedule of Financial Assets and Liabilities Measured at Fair Value) (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Liabilities:
Warrant liability	$ 88,050,250	$ 377,747	$ 563,822
Convertible debt		5,062,417	3,528,313
Total liabilities measured at estimated fair value	88,050,250	5,440,164	4,092,135
Recurring [Member] | Quoted Prices in Active Markets for Identical Items Level 1 [Member]
Liabilities:
Warrant liability
Convertible debt
Total liabilities measured at estimated fair value
Recurring [Member] | Significant Other Observable Inputs Level 2 [Member]
Liabilities:
Warrant liability
Convertible debt
Total liabilities measured at estimated fair value
Recurring [Member] | Significant Unobservable Inputs Level 3 [Member]
Liabilities:
Warrant liability	88,050,250	377,747	563,822
Convertible debt		5,062,417	3,528,313
Total liabilities measured at estimated fair value	$ 88,050,250	$ 5,440,164	$ 4,092,135